CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

	December 31, 2022	December 31, 2021
Cash held in banks	$7,500,607	$22,729,212
Guaranteed investment certificates	394,174	346,501
	$7,894,781	$23,075,713

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

4.	CASH AND CASH EQUIVALENTS (CONT’D)

On March 27, 2020, the Company purchased a $142,000 guaranteed investment certificate (“GIC”) to secure its credit cards for 1 year at a rate of 0.50% per annum. On March 27, 2021 the Company renewed the GIC for $142,710 for 1 year at a rate of 0.10% per annum. On March 27, 2022 the Company renewed the GIC for $142,852 for 1 year at a rate of 1.00% per annum. On August 23, 2022 the Company redeemed the renewed GIC for $143,436 and purchased a new GIC for $143,436 for 1 year at a rate of 4.5% per annum.

On May 28, 2021, the Company purchased an additional $140,000 GIC to further secure its credit cards. The terms of the GIC are for 1 year at a rate of 0.35% per annum. On May 30, 2022 the Company renewed the GIC for $140,493 for 1 year at a rate of 0.75% per annum. On August 23, 2022 the Company redeemed the renewed GIC for $140,738 and purchased a new GIC for $140,738 for 1 year at a rate of 4.5% per annum.

On December 21, 2021, the Company purchased an additional $50,000 USD GIC to further secure its credit cards. The terms of the GIC are for 1 year at 0.05% per annum. The $50,000 GIC was renewed for $50,018 USD on October 22nd, 2022 for five months at 0.05% per annum.

All GIC’s must be maintained and renewed upon maturity until such time as the associated credit cards are cancelled. At any time, the Company can redeem the GIC’s and correspondingly cancel the credit cards at its discretion.